UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2009

Date of reporting period:	MARCH 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

MARCH 31, 2009

		Fair
Shares	Common Stocks	Value

	Biotechnology 0.00%
43,151	Tapestry Pharmaceuticals, Inc.	$86

	Business Services 0.00%
15,600	UTIX Group, Inc.	5

	Communication Equipment - Software 1.08%
1,424,157	ION Networks, Inc.	32,471
293,995	Vertical Communications, Inc.	7,350
		39,821

	Computer Services - Software 1.10%
87,715	3Dfx Interactive, Inc.	395
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	39,217
36,698	LocatePlus Holdings Corporation	734
3,158	Primal Solutions, Inc.	189
		40,535

	Educational Products - Services 0.48%
10,700	China Education Alliance, Inc. (China)	17,655

	Electronic Components 0.75%
73,125	Interlink Electronics, Inc.	27,788

	Electronic - Display 0.00%
993,474	E Ink Corporation (Illiquid)	-

	Electronic Semiconductor 0.02%
77,750	PSi Technologies Holdings, Inc. (Philippines)	777

	Financial Services - Miscellaneous 0.72%
13,400	MicroFinancial Incorporated	26,800

	Medical Devices & Equipment 0.03%
4,181	Precision Optics Corporation, Inc.	1,045

	Medical Instruments 0.05%
27,790	Caprius, Inc.	1,667

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

See the accompanying Notes to the Financial Statements.

	2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

MARCH 31, 2009

		Fair
Shares	Common Stocks (Continued)	Value

	Paper - Packaging 0.12%
44,211	Chase Packaging Corporation	$4,421

	Retail 0.01%
33,737	Odimo Incorporated	506

	Semiconductor Equipment 1.73%
27,152	Integral Vision, Inc.	3,258
85,724	Nova Measuring Instruments, Ltd. (Israel)	60,864
		64,122

	Technology - Miscellaneous 1.97%
10,953	Scopus Video Network, Ltd. (Israel)	61,556
66,610	Vuance, Ltd. (Israel)	11,324
		72,880

	Telecom Equipment 1.39%
16,900	Peco II, Inc.	51,376

	Total Common Stocks 9.44% (cost $2,718,358)	349,484

		Fair
Shares	Preferred Stocks	Value

	Communications Equipment - Software 0.38%
100	Vertical Communications, Inc. 10% convertible	$4,245
22	Vertical Communications, Inc. convertible (Restricted)	9,900
		14,145

	Data Security 6.88%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,668

	Electronic - Display 9.73%
549,484	E Ink Corporation Series A (Illiquid)	241,773
904,490	E Ink Corporation Series B (Illiquid)	118,194
		359,967

	Medical Instruments 0.21%
1,612	Caprius, Inc. convertible	1,886
468	Caprius, Inc. convertible	5,958
		7,844

	Total Preferred Stocks 17.20% (cost $751,114)	636,624

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

MARCH 31, 2009

Principal		Fair
Amount	Corporate Debt	Value

	Technology - Miscellaneous 0.45%
$ 33,000	Vuance, Ltd. 8% convertible, due 11/19/09 (Israel)	$16,500

	Total Corporate Debt 0.45% (cost $33,000)	16,500

	TOTAL INVESTMENTS 27.09% (cost $3,502,472)	$1,002,608

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for MicroFinancial Incorporated
	and Vuance, Ltd.

See the accompanying Notes to the Financial Statements.

	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

MARCH 31, 2009

		% of
		Partners'
Industry Concentration	Total	Capital

Biotechnology	$86	0.00
Business Services	5	0.00
Communication Equipment - Software	53,966	1.46
Computer Services - Software	40,535	1.10
Data Security	254,668	6.88
Educational Products - Services	17,655	0.48
Electronic Components	27,788	0.75
Electronic - Display	359,967	9.72
Electronic Semiconductor	777	0.02
Financial Services - Miscellaneous	26,800	0.72
Medical Devices & Equipment	1,045	0.03
Medical Instruments	9,511	0.26
Oil Equipment	-	0.00
Paper - Packaging	4,421	0.12
Retail	506	0.01
Semiconductor Equipment	64,122	1.73
Technology - Miscellaneous	89,380	2.41
Telecom Equipment	51,376	1.39

TOTAL PORTFOLIO	$1,002,608	27.09%

See the accompanying Notes to the Financial Statements.

5

Item 2.                                Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.                                Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date:  May 28, 2009

By:              __/s/Rose M. Carling  ______________
Rose M. Carling, Principal Financial Officer

Date:  May 28, 2009